INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive Income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2024	$ 248		$ 543,413		$ 11	$ (488,758)	$ 54,914
Balance, shares at Dec. 31, 2024	89,541,246
Options exercised		[1]	35		0	0	35
Options exercised, shares	32,470
Issuance of shares, net	$ 11		8,859		0	0	8,870
Issuance of shares, net, shares	3,961,641
Stock-based compensation issued to employees	$ 0		987		0	0	987
Other comprehensive loss from marketable securities	0		0		(27)	0	(27)
Net loss	0		0		0	(14,523)	(14,523)
Balance at Jun. 30, 2025	$ 259		553,294		(16)	(503,281)	50,256
Balance, shares at Jun. 30, 2025	93,535,357
Balance at Dec. 31, 2025	$ 262		555,876		8	(453,415)	$ 102,731
Balance, shares at Dec. 31, 2025	94,553,191						94,553,191
Options exercised		[1]	147		0	0	$ 147
Options exercised, shares	141,310
Issuance of shares upon RSU vesting		[1]	0		0	0	0
Issuance of shares upon RSU vesting, shares	29,645
Stock-based compensation issued to employees	$ 0		570		0	0	570
Payments of tax withholding for share-based compensation	0			[1]	0	0	0
Other comprehensive loss from marketable securities	0		0		(39)	0	(39)
Net loss	0		0		0	(14,675)	(14,675)
Balance at Jun. 30, 2026	$ 262		$ 556,593		$ (31)	$ (468,090)	$ 88,734
Balance, shares at Jun. 30, 2026	94,724,146						94,724,146

[1]	Represents an amount lower than $1